The Company and basis of presentation (Tables)	3 Months Ended
Mar. 31, 2026
The Company and basis of presentation
Schedule of goodwill recognized and impairment analysis

Goodwill analysis

in € K

	March 31, 2026	December 31, 2025
Goodwill	13,845,845	13,571,394
thereof Care Delivery	11,449,446	11,212,997
thereof Value-Based Care	376,743	368,663
thereof Care Enablement	2,019,656	1,989,734
FME AG shareholders’ equity	13,241,813	13,309,832
Market capitalization	10,417,313	11,383,815

Schedule of reclassifications

	January 1, 2025	December 31, 2025

Current income tax refundable	248,668	126,197
Other current assets	584,180	410,834
Non-current income tax refundable	62,361	92,051
Other non-current assets	135,964	126,174
Current provisions	448,368	431,370
Other current liabilities	1,079,077	1,039,743
Non-current provisions	196,516	173,351
Other non-current liabilities	177,647	147,563